Share based compensation - Disclosure of the fair value of options measured based on the Black-Scholes formula (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Equity Incentive Plan 2018 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.64
Exercise price (in USD per share)	$ 0.66
Expected volatility (as a percent)	137.06%
Expected dividends (as a percent)	0.00%
Risk-free interest rate	3.06%
Equity Incentive Plan 2018 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.46
Exercise price (in USD per share)	$ 1.58
Expected volatility (as a percent)	93.38%
Expected dividends (as a percent)	0.00%
Risk-free interest rate	2.92%
Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.76
Exercise price (in USD per share)	$ 0.82
Expected volatility (as a percent)	72.85%
Expected dividends (as a percent)	0.00%
Risk-free interest rate	2.38%
Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.72
Exercise price (in USD per share)	$ 0.82
Expected volatility (as a percent)	93.01%
Expected dividends (as a percent)	0.00%
Risk-free interest rate	2.19%
Board of Directors | Equity Incentive Plan 2018 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.340
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2018 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.074
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.198
Vesting period	1 year
Board of Directors | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.233
Vesting period	1 year
Tranche 1 | Employees/Board | Equity Incentive Plan 2018 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.449
Vesting period	2 years
Tranche 1 | Employees/Board | Equity Incentive Plan 2018 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.299
Vesting period	2 years
Tranche 1 | Employees/Board | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.287
Vesting period	2 years
Tranche 1 | Employees/Board | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.335
Vesting period	2 years
Tranche 2 | Employees/Board | Equity Incentive Plan 2018 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.514
Vesting period	3 years
Tranche 2 | Employees/Board | Equity Incentive Plan 2018 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 1.390
Vesting period	3 years
Tranche 2 | Employees/Board | Equity Incentive Plan 2017 - October
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.352
Vesting period	3 years
Tranche 2 | Employees/Board | Equity Incentive Plan 2017 - April
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price at grant date (in USD per share)	$ 0.406
Vesting period	3 years